14. Earnings (Loss) per common share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Earnings Loss Per Common Share Details
Net income (loss)	$ 8,700	$ (75,300)
Weighted average common shares outstanding	1,478,126	1,385,054
Effect of dilutive securities	1,756	0
Weighted average dilutive common shares outstanding	1,479,883	1,385,054
Basic earnings/(loss) per common share	$ 0.01	$ (0.05)
Diluted earnings/(loss) per common share	$ 0.01	$ (0.05)